Other Financial Assets	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Assets [Abstract]
Other Financial Assets
16.	Other Financial Assets

The following table outlines changes in other financial assets. Additional details on how fair value is calculated is included in Note 28.

				Balance at					Balance at
			Accounting	March 31,				Interest	March 31,
Entity	Instrument	Note	method	2017	Additions	FVTOCI [1]	FVTPL	revenue	2018
TerrAscend	warrants	15(i)	FVTPL	$-	$7,540	$-	$67,614	$-	$75,154
AusCann	shares	16(i)	FVOCI	18,328	1,214	19,544	-	-	39,086
AusCann	options	16(i)	FVTPL	5,702	-	-	4,785	-	10,487
JWC	shares	16(ii)	FVTOCI	-	3,863	6,728	-	-	10,591
JWC	warrants	16(ii)	FVTPL		112		702	-	814
JWC	royalty interest	16(ii)	amortized cost	-	2,500	-	-	162	2,662
Agripharm	royalty interest	10(c)	amortized cost	-	2,414	-	-	(88)	2,326
Agripharm	warrants	10(c)	FVTPL	-	586	-	(139)	-	447
Vapium	shares	16(iii)	cost	-	1,210	-	-	-	1,210
Radicle	repayable debenture	15(ii)	amortized cost	-	3,000	-	-	75	3,075
HydRx	shares	16(iv)	FVTOCI		-	12,401	-	-	12,401
HydRx	warrants	16(iv)	FVTPL	-	-	-	5,210	-	5,210
				$24,030	$22,439	$38,673	$78,172	$149	$163,463

[1] Changes in fair value through other comprehensive income (“FVTOCI”)

(i)

AusCann Group Holdings Ltd. (“AusCann”), operates in Australia's medical cannabis industry and is listed on the Australian Stock Exchange. The Company holds 29,865,000 ordinary shares of AusCann, which represents 11% of the issued and outstanding shares at March 31, 2018, and 7,677,639 options. Of the currently held shares, 27,465,000 have been placed in escrow until February 3, 2019. The options are exercisable at AUD$ 0.20 and expire on January 19, 2020. Any shares received on exercise of the options will also be held in escrow until February 3, 2019.

For the year ended March 31, 2017, a gain of $15,900 (net of $2,428 in taxes) was recorded relating to the AusCann shares in fair value changes on available for sale financial assets and a gain of $5,702 was recorded on the AusCann options in other income (expense).

(ii)

James E. Wagner Cultivation Ltd. (“JWC”) is an ACMPR applicant. During the quarter ended September 30, 2017, Canopy Rivers acquired 37,000 common shares and 5,000 warrants for $3,975, advanced $2,500 under a repayable debenture and also entered into a royalty agreement with JWC. The repayable debenture bears interest at 8%, payable quarterly in cash, and is due at the earlier of 18 months or the date the applicant receives a sales license and is secured by the assets of the applicant. As JWC received a sales license before maturity, the principal amount drawn under the repayable debenture automatically converted into a royalty interest. Under the terms of the royalty agreement, the Company will receive a royalty per gram of applicable JWC cannabis production for a term of 20 years.

The repayable debenture and royalty agreement is being accounted for as one instrument and is classified as loans and receivables and being measured at amortized cost. The carrying value approximates its fair value.

The common shares represent an 14.7% ownership interest in JWC. JWC is a private company and prior to March 31, 2018, the fair value of the Company’s equity interest could not be reliably measured and the common shares and warrants were carried at their cost of $3,863 and $112, respectively. Subsequent to year end, JWC completed a financing that provided a measure of the fair value of the common shares and warrants and the shares and warrants were adjusted to their fair value of $10,591 and $814, respectively. The difference between their carrying amount of the shares and this fair value was recorded in other comprehensive income and the difference between the carrying amount of the warrants and this fair value for the warrants.

Canopy Growth also entered into agreements with JWC whereby they have committed to sell a specified portion of their output to Canopy Growth.

16.	Other Financial Assets (CONTINUED)
(iii)

Vapium Incorporated (“Vapium”) is a company that designs and engineers portable vaporizer devices. On September 29, 2017, the Company acquired a 9.93% ownership interest for a cash investment of $960. On November 27, 2017, the Company exercised an option to acquire additional shares for $250 and increased its ownership to 12.24%. Vapium is a private company and the fair value of the instrument is not reliably determinable such that the investment is being carried at cost.

(iv)

HydRx Farms Ltd. (“HydRx”), operates as Scientus Pharma Inc. The Company holds 3,100,307 shares and 1,860,680 warrants in the HydRx which represents a 8.7% ownership interest. HydRx is a private company and prior to February 2018 the fair value of the Company’s equity interest could not be reliably measured and the common shares and warrants were carried at their cost amount of $nil. In the quarter ended March 31, 2018 the Company completed a financing that provided a measure of the fair value of the common shares and warrants and the shares and warrants were adjusted to their fair value of $12,401 and $5,210, respectively. The difference between their carrying amount of the shares and this fair value was recorded in other comprehensive income and the difference between the carrying amount of the warrants and the fair value of the warrants was recorded in other income (expense).